Deferred Income	6 Months Ended
Jun. 30, 2026
Deferred Income
Deferred Income

11. Deferred Income

The following table summarizes details of deferred income at June 30, 2026 and December 31, 2025. The nature of the deferred income is described in Note 13 and 14.

	June 30,	December 31,
	2026	2025
	€1,000	€1,000
Payments from Eli Lilly and Company	17,644	17,552
Payments from Rett Syndrome Research Trust	—	—
Current portion	17,644	17,552

Payments from Eli Lilly and Company	10,510	21,394
Non-current portion	10,510	21,394

Total	28,154	38,946